Investment Objectives and Goals - THE GABELLI U.S. TREASURY MONEY MARKET FUND	Jan. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY OF THE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide high current income consistent with the preservation of principal and liquidity.